Commitments	12 Months Ended
Jun. 30, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Commitments

21. COMMITMENTS

	2018	2017	2016
	$'000	$'000	$'000
Lease commitments - operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	219	169	126
One to five years	293	89	98
	512	258	224

Operating lease commitments includes contracted amounts for offices under non-cancellable operating leases expiring within 3 years with, in some cases, options to extend. The leases have various escalation clauses. On renewal, the terms of the leases are renegotiated.

Parent entity

Benitec Biopharma Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 25.

Key management personnel

Disclosures relating to key management personnel are set out in note 23 and the remuneration report in the directors' report.